Earnings (Loss) Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Earnings (Loss) Per Share Table [Abstract]
Schedule of net earnings (loss) per basic and diluted share	Following is the computation of earnings (loss) per basic and diluted share:
	Three months ended		Six months ended
	June 30,		June 30,
	2023	2022	2023	2022
Numerator:
Net earnings (loss) attributable to common stockholders	$20,673,440	$(3,356,956)	$6,534,775	$(6,860,958)
Add: After tax effect of convertible secured debentures interest	1,129,509	-	-	-
Net earnings (loss) attributable for dilutive securities	$21,802,949	$(3,356,956)	$6,534,775	$(6,860,958)

Denominator:
Weighted average shares used to compute basic EPS	39,963,266	9,669,217	39,872,864	9,669,217
Dilutive effect of:
Stock options	380,204	-	190,102	-
Restricted and performance stock units	1,079,424	-	539,712	-
Warrants	-	-	-	-
Earnout shares	-	-	-	-
Convertible debt	2,922,425	-	-	-
Weighted average shares used to compute diluted EPS	44,345,319	9,669,217	40,602,678	9,669,217

Basic income (loss) per share	$0.52	$(0.35)	$0.16	$(0.71)
Diluted income (loss) per share	$0.49	$(0.35)	$0.16	$(0.71)

Anti-dilutive securities excluded from shares outstanding:
Stock options	764,296	3,967,959	764,296	3,967,959
Restricted and performance stock units	1,480,101	-	1,480,101	-
Warrants	18,722,425	-	18,722,425	-
Earnout shares	7,499,993	-	-	-
Convertible debt	-	-	2,922,425	5,299,546
Total	28,466,815	3,967,959	23,889,247	9,267,505
Following is the computation of earnings (loss) per basic and diluted share:
	Year Ended December 31,
	2022	2021
Numerator:
Net loss	$(28,260,571)	$(15,127,629)
Less: deemed dividend for Earnout Shares	(4,957,366)	—
Net loss attributable to common stockholders	$(33,217,937)	$(15,127,629)
Denominator:
Weighted average shares used to compute basic and diluted EPS	18,982,139	9,637,962

Basic and diluted earnings (loss) per share	$(1.75)	$(1.57)

Anti-dilutive securities excluded from shares outstanding:
Stock options	3,506,184	3,949,158
Restricted and performance stock units	3,134,677	—
Warrants	18,722,425	—
Earnout shares	7,499,993	—
Debentures	2,922,425	—
Total	35,785,704	3,949,158